Schedule of Investments
September 30, 2022
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–109.97%
Collateralized Mortgage Obligations–5.43%
Fannie Mae ACES, IO, 0.23%, 12/25/2022(a)	$17,026,197	$1,234
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	122,216	124,575
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 01/25/2032(c)	136,586	10,396
6.50%, 10/25/2024 to 02/25/2033(c)	1,223,196	191,447
7.00%, 02/25/2028(c)	229,908	23,203
8.00%, 05/25/2030(c)	279,931	51,297
6.00%, 02/25/2033 to 09/25/2035(a)(c)	1,560,511	247,650
5.50%, 11/25/2033 to 06/25/2035(c)	707,959	121,711
PO, 0.00%, 09/25/2032(d)	41,469	35,658
Fannie Mae REMICs,
3.50%, 09/25/2023 to 08/25/2042(c)	1,621,036	202,576
4.00%, 07/25/2024 to 08/25/2047(c)	1,007,164	685,446
2.50%, 12/25/2025 to 10/25/2026	620,374	604,692
5.50%, 12/25/2025 to 07/25/2046(c)	560,647	272,198
7.00%, 03/18/2027 to 05/25/2033(c)	496,056	305,641
6.50%, 10/25/2028 to 05/25/2033(c)	135,752	124,383
4.08% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	380,829	384,811
3.99% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	327,013	330,327
3.58% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,149,258	1,143,067
3.49% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	34,982	34,847
3.48% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	197,427	195,312
3.42% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	837,470	829,426
3.43% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	716,227	712,335
13.26% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	132,661	157,232
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	91,897	109,200
12.89% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	93,674	105,005
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.02% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	$668,399	$669,816
3.53% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	355,792	352,768
2.75%, 01/25/2039	53,976	53,843
6.61%, 06/25/2039(b)	362,338	380,519
5.00%, 04/25/2040	226,746	226,224
2.00%, 05/25/2044 to 03/25/2051(c)	6,829,096	1,175,534
IO, 3.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(e)	667,840	50,185
3.00%, 10/25/2026 to 07/25/2045(c)	8,831,137	4,693,495
8.00%, 08/18/2027 to 09/18/2027(c)	184,707	19,957
0.75%, 10/25/2031(c)	3,526	61
4.82% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(e)	81,866	8,907
4.91% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(c)(e)	67,085	5,882
4.87% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(e)	53,099	5,425
5.01% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(c)(e)	126,350	13,967
5.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(e)	169,604	19,301
3.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(c)(e)	275,323	22,253
4.72% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(e)	58,145	6,576
4.92% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(c)(e)	376,063	45,489
5.11% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(e)	235,220	22,675
5.17% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(e)	310,373	43,658
6.00%, 05/25/2033(c)	16,516	3,031
2.97% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(e)	911,505	56,301
3.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(e)	53,733	3,891
3.52% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(e)	189,324	12,123
3.57% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(c)(e)	684,899	6,689
3.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(e)	153,917	11,047
3.07% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(e)	424,309	43,370
4.50%, 02/25/2043(c)	375,321	57,909
2.82% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(c)(e)	1,779,368	128,039

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.02%, 02/25/2056(a)	$5,403,909	$241,345
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(a)	217,811,967	1,096,749
Series KC03, Class X1, IO, 0.63%, 11/25/2024(a)	21,109,394	230,297
0.64%, 09/25/2025(b)	56,918,978	707,731
Series K734, Class X1, IO, 0.79%, 02/25/2026(a)	16,759,402	290,784
Series K735, Class X1, IO, 1.10%, 05/25/2026(a)	15,706,686	440,103
Series K093, Class X1, IO, 1.09%, 05/25/2029(a)	13,215,784	654,919
Series Q004, Class AFL, 2.11%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	409,439	409,433
Freddie Mac REMICs,
5.00%, 09/15/2023	28,375	28,360
2.00%, 12/15/2023	213,301	209,516
1.92% (COFI 11 + 1.37%), 03/15/2024(e)	46,469	46,752
4.00%, 10/15/2024 to 03/15/2045(c)	352,945	222,289
3.50%, 11/15/2025 to 05/15/2032	761,810	738,951
3.00%, 04/15/2026 to 05/15/2040(c)	4,740,075	567,060
1.50%, 08/15/2027	5,999,331	5,427,679
6.95%, 03/15/2028	125,258	129,304
6.50%, 08/15/2028 to 03/15/2032	1,278,609	1,309,945
3.42% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	89,978	89,930
6.00%, 01/15/2029 to 04/15/2029	197,811	202,478
3.17% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	103,802	103,212
3.46% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	119,201	119,932
3.22% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	154,090	153,167
3.47% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	28,034	28,065
8.00%, 03/15/2030	59,507	62,846
3.77% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	85,223	86,196
3.32% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	260,721	259,617
3.82% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	176,186	178,256
3.37% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	491,342	489,799
14.42% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	24,193	28,914
3.12% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,330,747	1,312,463
3.27% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	68,729	68,147
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
2.81% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	$120,001	$120,800
IO, 3.18% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(c)(e)	228,966	4,795
4.83% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(c)(e)	18,791	616
2.50%, 09/15/2027 to 07/15/2038(c)	1,809,650	968,437
5.71% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(e)	33,857	750
5.28% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(c)(e)	167,119	11,316
3.88% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(e)	739,628	40,965
3.93% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(e)	115,599	6,772
3.90% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(e)	187,577	11,452
4.18% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(e)	15,741	1,643
3.25% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(e)	930,503	72,048
0.14%, 02/15/2039(a)	1,991,367	86,957
3.43% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(e)	239,958	16,696
3.28% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(e)	296,261	30,973
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,853,985
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(c)	425,335	23,879
3.27%, 12/15/2027(a)	107,832	5,234
6.50%, 02/01/2028(c)	26,494	2,925
7.00%, 09/01/2029(c)	241,332	34,756
7.50%, 12/15/2029(c)	16,744	2,608
8.00%, 06/15/2031(c)	421,805	84,084
6.00%, 12/15/2032(c)	86,295	11,449
0.00%, 12/01/2031 to 03/01/2032(d)	221,430	191,210
3.32%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	583,679	592,777
Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,280,835	1,349,725
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	258,703	240,862
		36,844,557
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–19.76%
6.00%, 10/01/2022 to 10/01/2029	$216,574	$222,090
5.50%, 01/01/2024 to 12/01/2036	93,510	96,283
6.50%, 10/17/2024 to 04/01/2034	494,702	510,980
9.00%, 01/01/2025 to 05/01/2025	3,514	3,595
2.50%, 02/01/2031 to 10/01/2051	19,885,093	16,928,436
8.50%, 03/01/2031 to 08/01/2031	118,898	126,223
7.00%, 10/01/2031 to 10/01/2037	190,750	199,224
7.50%, 01/01/2032 to 08/01/2037	4,970,171	5,242,951
3.00%, 02/01/2032 to 05/01/2050	34,670,363	31,199,163
8.00%, 08/01/2032	74,306	78,335
5.00%, 01/01/2037 to 07/01/2052	9,649,074	9,509,963
4.50%, 05/01/2038 to 07/01/2052	17,764,276	17,141,630
5.35%, 07/01/2038 to 10/17/2038	1,068,066	1,071,502
5.45%, 11/25/2038	1,074,186	1,085,222
5.80%, 01/20/2039	448,795	447,968
4.00%, 06/01/2042 to 07/01/2049	18,880,072	17,911,327
3.50%, 09/01/2045 to 05/01/2050	18,867,785	17,292,805
2.00%, 12/01/2051 to 01/01/2052	18,203,343	14,835,279
		133,902,976
Federal National Mortgage Association (FNMA)–41.99%
5.50%, 11/01/2022 to 04/01/2038	3,146,442	3,212,675
2.00%, 03/01/2023 to 01/01/2052	62,626,455	52,490,532
5.00%, 03/01/2023 to 01/01/2041	2,215,449	2,229,221
6.00%, 05/01/2023 to 05/01/2040	1,615,102	1,676,112
7.00%, 07/01/2023 to 01/01/2036	1,409,922	1,462,751
6.50%, 08/01/2023 to 11/01/2038	2,368,150	2,451,673
4.50%, 07/01/2025 to 07/01/2044	3,904,112	3,829,740
7.50%, 02/01/2027 to 08/01/2037	1,990,904	2,089,545
3.59%, 10/01/2028	9,586,000	9,146,069
3.00%, 02/01/2029 to 01/01/2052	65,991,963	59,158,697
9.50%, 04/01/2030	6,094	6,295
5.63%, 08/01/2032	68,278	68,153
8.50%, 10/01/2032	161,595	175,951
8.00%, 04/01/2033	164,881	177,975
3.50%, 11/01/2034 to 05/01/2050	45,668,332	42,374,377
2.50%, 03/01/2035 to 04/01/2052	79,439,692	67,542,299
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.45%, 01/01/2038	$246,043	$240,816
4.00%, 02/01/2042 to 03/01/2050	38,361,380	36,293,250
		284,626,131
Government National Mortgage Association (GNMA)–14.77%
7.00%, 11/15/2022 to 01/20/2030	177,952	180,605
6.50%, 01/15/2024 to 10/15/2028	24,608	25,471
3.00%, 12/16/2025 to 02/20/2050	2,801,670	2,507,579
6.00%, 06/15/2028 to 04/20/2029	79,820	81,473
7.50%, 06/15/2028 to 08/15/2028	109,902	110,623
8.00%, 09/15/2028	3,566	3,570
5.50%, 05/15/2033 to 10/15/2034	300,012	311,300
4.77%, 07/17/2033	6,520	6,512
7.12%, 11/20/2033(b)	964,572	1,009,643
5.00%, 11/20/2037	349,452	344,979
5.89%, 01/20/2039(b)	819,657	845,873
4.51%, 07/20/2041(b)	832,467	820,583
2.14%, 09/20/2041	648,852	637,348
2.24% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	441,009	434,466
3.50%, 05/20/2046 to 06/20/2050	12,704,611	11,744,207
4.00%, 02/20/2048 to 03/20/2050	4,488,001	4,231,110
IO, 3.71% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(e)	1,316,835	84,413
4.50%, 09/16/2047(c)	769,083	131,447
3.26% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(e)	688,202	62,316
TBA, 2.00%, 10/01/2052(f)	4,984,000	4,151,906
2.50%, 10/01/2052(f)	23,848,000	20,499,499
3.00%, 10/01/2052(f)	29,450,000	26,036,791
3.50%, 10/01/2052(f)	9,700,000	8,825,106
4.50%, 10/01/2052(f)	7,200,000	6,893,719
5.00%, 10/01/2052(f)	3,600,000	3,524,362
Series 2020-137, Class A, 1.50%, 04/16/2062	7,966,290	6,584,204
		100,089,105
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–28.02%
TBA, 3.50%, 10/01/2037 to 10/01/2052(f)	$18,900,000	$17,342,360
4.00%, 10/01/2037(f)	21,600,000	20,844,000
2.00%, 10/01/2052(f)	40,919,000	33,141,193
2.50%, 10/01/2052(f)	27,845,000	23,369,678
4.50%, 10/01/2052(f)	42,350,000	40,354,918
5.00%, 10/01/2052(f)	14,700,000	14,323,387
5.50%, 10/01/2052(f)	20,100,000	19,983,797
6.00%, 10/01/2052(f)	20,200,000	20,527,461
		189,886,794
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $843,051,567)		745,349,563
Commercial Paper–11.06%
Diversified Banks–3.69%
Toronto-Dominion Bank (The) (Canada), 0.24%(SOFR + 0.19%), 11/15/2022(e)(g)	25,000,000	25,000,000
Diversified Capital Markets–3.69%
UBS AG (Switzerland), 2.66%(SOFR + 0.23%), 11/16/2022(e)(g)	25,000,000	25,000,000
Investment Banking & Brokerage–3.68%
Goldman Sachs International, 0.46%, 11/10/2022(g)	25,000,000	24,987,500
Total Commercial Paper (Cost $74,987,500)		74,987,500

Asset-Backed Securities–8.72%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(b)	171,193	145,840
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.63%, 03/25/2045(b)(g)	1,580,484	1,462,286
Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	28,049	23,795
Series 2006-A, Class 1A1, 3.11%, 02/20/2036(b)	206,975	197,252
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 3.26%, 03/25/2035(b)	798,517	754,805
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(a)	14,314,367	290,945
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(b)(g)	3,354,440	2,924,882
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(g)	872,023	871,878
Series 2019-1, Class C, 3.57%, 09/14/2026(g)	340,000	339,974
Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	399,263
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.02%, 11/13/2050(a)	6,713,828	197,152
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(g)	$1,572,540	$1,366,505
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	1,288,965	1,091,276
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 2.96%, 12/25/2035(b)	14,804	13,071
Series 2007-A2, Class 2A1, 3.26%, 06/25/2035(b)	204,476	199,847
Series 2007-A2, Class 2A4, 3.26%, 06/25/2035(b)	188,892	183,595
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.14%, 11/10/2046(a)	4,907,408	35,495
Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(a)	18,620,282	645,792
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 3.38%, 08/25/2034(b)	61,440	57,693
Series 2005-11, Class A2A, 5.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	535,253	510,031
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(b)	13,502	12,683
COMM Mortgage Trust,
Series 2013-LC13, Class XA, IO, 1.14%, 08/10/2046(a)	18,433,596	104,673
Series 2015-CR24, Class XA, IO, 0.84%, 08/10/2048(a)	34,837,258	544,970
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	911,812	875,557
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 3.62% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	175,667	160,829
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(b)(g)	1,406,965	1,326,153
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(g)	329,517	295,631
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 3.26%, 06/25/2034(b)	353,830	339,938
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.46%, 06/27/2037(b)(g)	1,497,999	1,434,341
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(g)	386,237	354,417
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(b)	652,504	615,813
GSAA Home Equity Trust, Series 2007-7, Class A4, 3.62% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	26,753	25,856
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(b)	$181,898	$166,344
Series 2005-AR, Class 6A1, 3.65%, 07/25/2035(b)	108,742	103,978
Invitation Homes Trust, Series 2018-SFR4, Class C, 4.39% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,228,805	4,127,629
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 3.20%, 02/25/2035(b)	430,435	409,256
Series 2005-A3, Class 6A5, 3.02%, 06/25/2035(b)	239,879	237,075
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(b)(g)	633,305	594,987
Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(g)	638,850	582,487
Series 2017-5, Class A1, 3.12%, 10/26/2048(b)(g)	528,008	510,116
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(g)	157,086	145,163
Luminent Mortgage Trust, Series 2006-1, Class A1, 3.80% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	31,139	26,222
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 3.21%, 04/21/2034(b)	120,823	117,640
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(b)	225,299	210,720
Series 2005-A, Class A1, 3.54% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	288,775	268,705
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 1.01%, 12/15/2050(a)	5,561,276	196,539
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	6,832,687	5,635,783
PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/2056(b)(g)	8,214,161	6,819,895
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,300,524
Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A2, 3.62% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	40,763	9,395
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	30,183	23,583
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	3,604,053
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(g)	7,505,345	6,037,752
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(g)	394,391	359,113
Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	4,409,943	3,635,699
Principal Amount		Value

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 3.38% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	$245,953	$218,197
Series 2004-20, Class 3A1, 3.26%, 01/25/2035(b)	52,927	52,607
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 3.54% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	479,431	426,919
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 3.07%, 11/25/2032(b)	46,123	44,339
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.19%, 11/15/2050(a)	10,267,676	355,006
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(b)	4,257,618	4
Series 2001-3, Class IO, 0.00%, 10/15/2031(b)	2,124,090	2
Series 2002-2, Class IO, 0.02%, 01/15/2032(b)	5,903,417	772
Series 2002-3, Class IO, 0.29%, 08/15/2032(b)	6,928,416	42,069
Series 2003-1, Class IO, 0.07%, 11/15/2032(b)	10,895,687	24,920
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(g)	1,181,867	1,138,085
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 3.02%, 10/25/2033(b)	142,638	136,185
Series 2007-HY2, Class 2A1, 3.65%, 11/25/2036(b)	44,397	40,452
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(a)	9,123,516	325,986
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,871,000	2,358,471
Total Asset-Backed Securities (Cost $70,287,904)		59,088,910
Certificates of Deposit–8.42%
Diversified Banks–8.42%
Canadian Imperial Bank of Commerce (Canada), 3.77% (SOFR + 0.73%), 08/04/2023(e)	22,000,000	22,042,762
Royal Bank of Canada (Canada), 3.24% (SOFR + 0.20%), 11/10/2022(e)	20,000,000	20,000,000
Svenska Handelsbanken AB (Sweden), 3.27% (SOFR + 0.23%), 11/30/2022(e)	15,000,000	14,999,018
		57,041,780
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–1.33%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 4.38% (30 Day Average SOFR + 2.10%), 03/25/2042(e)(g)	$5,122,874	$5,065,084
Series 2022-R06, Class 1M1, 5.03% (30 Day Average SOFR + 2.75%), 05/25/2042(e)(g)	3,981,077	3,979,716
Total Agency Credit Risk Transfer Notes (Cost $9,103,951)		9,044,800
U.S. Treasury Securities–0.11%
U.S. Treasury Bills–0.11%
1.48% - 2.13%, 11/17/2022(h)(i)	693,000	691,623
3.75%, 03/09/2023(i)	32,000	31,481
Total U.S. Treasury Securities (Cost $723,100)		723,104
Shares		Value
Money Market Funds–0.72%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(j)(k) (Cost $4,883,025)	4,883,025	$4,883,025
TOTAL INVESTMENTS IN SECURITIES–140.33% (Cost $1,060,037,047)		951,118,682
OTHER ASSETS LESS LIABILITIES—(40.33)%		(273,357,080)
NET ASSETS–100.00%		$677,761,602
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2022.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Zero coupon bond issued at a discount.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2022.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $134,624,220, which represented 19.86% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,273,851	$154,242,028	$(158,632,854)	$-	$-	$4,883,025	$61,121
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,464,062	(10,464,062)	-	-	-	71*
Invesco Private Prime Fund	-	10,618,727	(10,618,727)	-	-	-	147*
Total	$9,273,851	$175,324,817	$(179,715,643)	$-	$-	$4,883,025	$61,339

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	112	December-2022	$14,157,500	$(1,078,000)	$(1,078,000)
U.S. Treasury Ultra Bonds	28	December-2022	3,836,000	(300,125)	(300,125)
Subtotal—Long Futures Contracts				(1,378,125)	(1,378,125)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	232	December-2022	(47,650,625)	653,203	653,203
U.S. Treasury 5 Year Notes	438	December-2022	(47,088,422)	1,105,203	1,105,203
U.S. Treasury 10 Year Notes	99	December-2022	(11,094,188)	553,989	553,989
Subtotal—Short Futures Contracts				2,312,395	2,312,395
Total Futures Contracts				$934,270	$934,270
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$745,349,563	$—	$745,349,563
Commercial Paper	—	74,987,500	—	74,987,500
Asset-Backed Securities	—	59,088,910	—	59,088,910
Certificates of Deposit	—	57,041,780	—	57,041,780
Agency Credit Risk Transfer Notes	—	9,044,800	—	9,044,800
U.S. Treasury Securities	—	723,104	—	723,104
Money Market Funds	4,883,025	—	—	4,883,025
Total Investments in Securities	4,883,025	946,235,657	—	951,118,682
Other Investments - Assets*
Futures Contracts	2,312,395	—	—	2,312,395
Other Investments - Liabilities*
Futures Contracts	(1,378,125)	—	—	(1,378,125)
Total Other Investments	934,270	—	—	934,270
Total Investments	$5,817,295	$946,235,657	$—	$952,052,952

*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund